LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MAY 15, 2020

TO THE PROSPECTUS AND STATEMENT OF

ADDITIONAL INFORMATION (“SAI”), EACH

DATED MAY 1, 2020, OF WESTERN ASSET

CORPORATE BOND FUND (THE “FUND”)

1a)	Effective on or about June 12, 2020, the section titled “Comparing the fund’s classes — Class P” in the Fund’s Prospectus is hereby replaced in its entirety by the following disclosure:

	Key features	Initial sales charge	Contingent deferred sales charge	Annual distribution and/or service fees	Exchange privilege
Class P

•  No initial or contingent deferred sales charge

•  Only offered to investors who received Class P shares as a result of the reorganization of Legg Mason Investment Grade Income Portfolio into the fund on July 10, 2009

		None	None	0.50% of average daily net assets	Effective on or about June 12, 2020, Service Agents on behalf of their clients, can convert Class P shares to Class A shares, generally on a tax-free basis, without clients being subject to an initial sales charge; for eligibility, please consult your Service Agent for more information

1b)	Effective on or about June 12, 2020, the section titled “Sales charges — Waivers for Certain Class A investors” in the Fund’s Prospectus is hereby revised to include the following waiver:

•	Effective on or about June 12, 2020, Service Agents, on behalf of their clients, converting Class P shares into Class A shares

1c)	Effective on or about June 12, 2020, the section titled “Exchanging shares — Generally” in the Fund’s Prospectus is hereby revised to include the following disclosure:

Effective on or about June 12, 2020, Service Agents, on behalf of their clients, can convert Class P shares to Class A shares, generally on a tax-free basis, without clients being subject to an initial sales charge; for eligibility, please consult your Service Agent for more information.

1d)

Effective on or about June 12, 2020, the section of the Fund’s Prospectus titled “Appendix: Waivers and Discounts Available from Certain Service Agents — MORGAN STANLEY WEALTH MANAGEMENT — Front-End Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management” is hereby revised to include the following disclosure:

•

Effective on or about June 12, 2020, Service Agents, on behalf of their clients, can convert Class P shares to Class A shares, generally on a tax-free basis, without clients being subject to an initial sales charge; for eligibility, please consult your Service Agent for more information.

1e)

Effective on or about June 12, 2020, the section titled “PURCHASE OF SHARES — Sales Charge Waivers and Reductions for Class A and Class A2 Shares” in the Fund’s SAI is hereby revised to include the following waiver:

xii. effective on or about June 12, 2020, Service Agents, on behalf of their clients, converting Class P shares into Class A shares.

1f)	Effective on or about June 12, 2020, the section titled “EXCHANGE OF SHARES — Class P Exchanges” in the Fund’s SAI is hereby revised to include the following disclosure:

Effective on or about June 12, 2020, Service Agents, on behalf of their clients, can convert Class P shares to Class A shares, generally on a tax-free basis, without clients being subject to an initial sales charge; for eligibility, please consult your Service Agent for more information.

Please retain this supplement for future reference.

WASX596550

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